Toews Hedged Core W Fund
FUND SUMMARY: TOEWS HEDGED CORE W FUND (fka Toews Hedged International Developed Markets Fund)
Investment Objectives:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Core W Fund Toews Hedged Core W Fund Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Toews Hedged Core W Fund Toews Hedged Core W Fund Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.44%
Total Annual Fund Operating Expenses		1.44%
Fee Waiver and/or Reimbursement	[1]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.25%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement ( exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Core W Fund Toews Hedged Core W Fund Class	127	437	769	1,708

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objectives by investing primarily in (1) exchanged traded funds (“ETFs”), (2) derivative instruments, (3) fixed-income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to “developed market” issuers outside the U.S.), (6) other fixed-income securities and (7) cash equivalents (of U.S. issuers). The Fund defines non-U.S. developed markets as those countries included in the MSCI EAFE Index (the “EAFE Index”). As of August, 2014, the EAFE Index countries are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund defines non-U.S. developed market underlying funds as those that invest primarily in securities of and/or derivatives linked to securities of issuers in EAFE Index countries. Similarly, the Fund defines non-U.S. developed market derivatives as those linked to securities of issuers in EAFE Index countries.

The adviser employs what it defines as a “hedging” strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EAFE Index. The Fund’s level of economic exposure will range from 0% to 125% of the Adviser’s expected total return of the EAFE Index. The adviser may also use a “representative sampling” indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the EAFE Index.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and momentum, of developed international markets in an effort to identify the proper weighting of the Fund’s portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the EAFE Index. The adviser’s decision to buy or sell a Fund holding will be made based on current market conditions and the adviser’s determination of the appropriate exposure level to the Index. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Derivative Risk: The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Foreign Risk: The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Hedging Risk: When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Non-Diversified Risk: As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2012	6.37%
Worst Quarter:	4th Quarter 2011	(16.74)%
The total return for Fund shares from January 1, 2014 to June 30, 2014 was (1.71)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Toews Hedged Core W Fund	Label	One Year	Since Inception	Inception Date
Toews Hedged Core W Fund Class	Return before taxes	13.02%	(0.40%)	Jun. 04, 2010
Toews Hedged Core W Fund Class Return after taxes on distributions		12.79%	(0.75%)
Toews Hedged Core W Fund Class Return after taxes on distributions and sale of Fund shares		7.55%	(0.35%)
MSCI EAFE Index (reflects no deduction for fees, expense or taxes)		22.78%	13.55%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float–adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Toews Hedged Core Frontier Fund
FUND SUMMARY: TOEWS HEDGED CORE FRONTIER FUND (fka Toews Hedged Emerging Markets Fund)
Investment Objectives:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Core Frontier Fund Toews Hedged Core Frontier Fund Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Toews Hedged Core Frontier Fund Toews Hedged Core Frontier Fund Class
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.11%
Total Annual Fund Operating Expenses		2.36%
Fee Waiver and/or Reimbursement	[1]	(0.86%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.50%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.50%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Core Frontier Fund Toews Hedged Core Frontier Fund Class	153	659	1,182	2,630

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in: (1) exchange traded funds (“ETFs”), (2) derivative instruments, (3) fixed income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to “emerging market” issuers outside the U.S.), (6) fixed income securities and (7) cash equivalents (of U.S. issuers).  The Fund defines emerging markets as those countries included in the MSCI Emerging Markets Index (the “EM Index”). As of August, 2014, the EM Index countries are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.  The Fund defines non-U.S. emerging market ETFs as those that invest primarily in securities of and/or derivatives linked to securities of issuers in EM Index countries. Similarly, the Fund defines non-U.S. emerging market derivatives as those linked to securities of issuers in EM Index countries.

The adviser employs what it defines as a “hedging” strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EM Index.  The Fund’s level of economic exposure will range from 0% to 125% of the adviser’s expected total return of the EM Index.  The adviser also may use a “representative sampling” indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the EM Index.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of emerging markets.  The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund’s portfolio.  The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the EM Index.  The adviser’s decision to buy or sell a Fund holding will be made based on current market conditions and the adviser’s determination of the appropriate exposure level to the Index. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk: The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Foreign Risk: The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. These risks are generally greater in emerging foreign markets than in established foreign markets.

• Hedging Risk: When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Non-Diversified Risk: As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2010	11.52%
Worst Quarter:	3rd Quarter 2011	(16.77)%
The total return for Fund shares from January 1, 2014 to June 30, 2014 was 5.63%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Toews Hedged Core Frontier Fund	Label	One Year	Since Inception	Inception Date
Toews Hedged Core Frontier Fund Class	Return before taxes	(13.44%)	(4.36%)	May 19, 2009
Toews Hedged Core Frontier Fund Class Return after taxes on distributions		(13.44%)	(5.65%)
Toews Hedged Core Frontier Fund Class Return after taxes on distributions and sale of Fund shares		(7.61%)	(3.38%)
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		(2.60%)	10.42%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index returns assume reinvestment of dividends. Investors may not invest in the MSCI Emerging Markets Index directly.

Toews Hedged High Yield Bond Fund
FUND SUMMARY: TOEWS HEDGED CORE FRONTIER FUND (fka Toews Hedged Emerging Markets Fund)
Investment Objectives:
The Fund seeks to provide a high level of current income.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged High Yield Bond Fund Toews Hedged High Yield Bond Fund Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Toews Hedged High Yield Bond Fund Toews Hedged High Yield Bond Fund Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.39%
Acquired Fund Fees and Expenses	[1]	0.46%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver and/or Reimbursement	[2]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[2]	1.71%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged High Yield Bond Fund Toews Hedged High Yield Bond Fund Class	174	568	988	2,158

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 302% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objectives by investing primarily in (1) exchange traded funds (“ETFs”) and open-end investment companies (“Underlying Funds”) that primarily invest in or are otherwise exposed to domestic and foreign high-yield debt instruments; (2) derivative instruments, including total return swaps or credit default swaps; (3) other U.S. or foreign fixed-income securities of any rating and (4) U.S. or foreign cash equivalents. The Fund defines high-yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P (below investment grade). Up to 100% of the Fund’s assets may be invested in instruments generally rated below Caa3 by Moody’s or CCC- by S&P or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps or total return swaps.

A swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Total return swaps (“TRS”) are similar. In a Total return swap, the underlying asset, referred to as the reference asset, is often an equity or bond index. This is owned by the party receiving the set rate payment. Total return swaps allow the party receiving the total return to gain exposure and benefit from a reference asset without actually having to own it. For example, this Fund may seek exposure to the Merrill Lynch High Yield Master II Bond Index. It can do so by agreeing to exchange cash flows with an investment bank or other party based on the movement of this index.

The Fund also invests in mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities; collateralized mortgage obligations; mortgage-backed securities; asset-backed securities; senior, subordinated and junior subordinated mortgage notes and mortgage dollar rolls). The Fund may invest in mortgage-related fixed income instruments indirectly through special purpose vehicles, such as limited liability companies, that invest in mortgage-related fixed income instruments. The Fund may also invest a portion of its assets in private placement offerings, including mortgage-related fixed income instruments, which may be illiquid. The Fund’s secondary objective is to limit risk during unfavorable market conditions, and when the adviser determines such conditions exist, the Fund will take a defensive position and/or be allocated 100% to U.S. Treasuries or short-term fixed income securities, U.S. or foreign cash or cash equivalents.

The adviser employs what it defines as a “hedging” strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the high-yield bond market generally. The Fund’s level of economic exposure will range from 0% to 125% of the adviser’s expected total return of the high-yield bond market. The adviser may also use a “representative sampling” strategy to manage the Fund. This strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and momentum, of high-yield bond markets in an effort to identify the proper weighting of the Fund’s portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the high-yield bond market. The adviser’s decision to buy or sell a Fund holding will be made based on current market conditions and the adviser’s determination of the appropriate exposure level to the high-yield bond market. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Below-Investment Grade Securities Risk: High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

• Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

• Derivatives Risk: The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures, total return swaps and credit default swaps, which can be riskier than traditional investments because they involve leverage risk, tracking risk, may be illiquid, and may suffer counterparty default. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

• ETF and Underlying Fund Risk: ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Foreign Risk: The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Hedging Risk: When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Interest Rate Risk: When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

• Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

• Mortgage-Backed, Asset-Backed and Mortgage-Related Instruments Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed and mortgage-related securities are susceptible to fluctuations in value due to changes in interest rates, are subject to risks associated with the credit quality of the underlying mortgage borrowers, and maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates. Subordinated mortgage-related instruments are considered speculative, subject to liquidity risk and severe losses in the event of default by a borrower.

• Non-Diversified Risk: As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Private Placement Risks: The Fund may invest in private placement offerings of investment funds or unregistered securities, including mortgage-related fixed income instruments. Certain investment instruments and techniques that a private fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a private fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more private funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. In addition, interests in any private placement may also be illiquid.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	4.76%
Worst Quarter:	3rd Quarter 2011	(2.44)%
The total return for Fund shares from January 1, 2014 to June 30, 2014 was 4.83%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Toews Hedged High Yield Bond Fund	Label	One Year	Since Inception	Inception Date
Toews Hedged High Yield Bond Fund Class	Return before taxes	6.57%	8.34%	Jun. 04, 2010
Toews Hedged High Yield Bond Fund Class Return after taxes on distributions		3.45%	5.95%
Toews Hedged High Yield Bond Fund Class Return after taxes on distributions and sale of Fund shares		3.71%	5.51%
BofA Merrill Lynch High Yield Cash Pay Index (reflects no deduction for fees, expenses, or taxes)		7.38%	10.83%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed‐rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Toews Hedged Core L Fund
FUND SUMMARY: TOEWS HEDGED CORE L FUND (fka Toews Hedged Large-Cap Fund)
Investment Objectives:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Core L Fund Toews Hedged Core L Fund Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Toews Hedged Core L Fund Toews Hedged Core L Fund Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		1.41%
Fee Waiver and/or Reimbursement	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.25%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2015 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Core L Fund Toews Hedged Core L Fund Class	127	431	756	1,677

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in: (1) exchange traded funds (“ETFs”) that invest primarily in large-cap common stock, (2) large-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents. The Fund defines large-cap common stock securities as those securities included in the MSCI US Prime Market Growth Index, the S&P 500 Index, the S&P 500 Growth Index, the Russell 1000 Growth Index, the NASDAQ-100 Index, and/or securities of other broad-based US large-cap stock indices.

The adviser employs what it defines as a “hedging” strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US large-cap indices. The Fund’s level of economic exposure will range from 0% to 125% of the adviser’s expected total return of said indices. The adviser also may use a “representative sampling” indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US large-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of large-cap equity markets. The adviser monitors, including monitoring price movements and momentum, of large-cap equity markets in an effort to identify the proper weighting of the Fund’s portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the broad-based US large-cap indices. The adviser’s decision to buy or sell a Fund holding will be made based on current market conditions and the adviser’s determination of the appropriate exposure level to said indices. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk: The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Hedging Risk: When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Non-Diversified Risk: As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	14.20%
Worst Quarter:	3rd Quarter 2011	(8.21)%
The total return for Fund shares from January 1, 2014 to June 30, 2014 was 2.27%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Toews Hedged Core L Fund	Label	One Year	Since Inception	Inception Date
Toews Hedged Core L Fund Class	Return before taxes	30.22%	10.09%	Jun. 04, 2010
Toews Hedged Core L Fund Class Return after taxes on distributions		25.47%	8.40%
Toews Hedged Core L Fund Class Return after taxes on distributions and sale of Fund shares		19.06%	7.55%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)		32.39%	19.20%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The S&P 500 Total Return Index is an unmanaged market capitalization–weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Toews Hedged Core S Fund
FUND SUMMARY: TOEWS HEDGED CORE S FUND (fka Toews Hedged Small and Mid-Cap Fund)
Investment Objectives:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Core S Fund Toews Hedged Core S Fund Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Toews Hedged Core S Fund Toews Hedged Core S Fund Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		1.41%
Fee Waiver and/or Reimbursement	[1]	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.25%
[1]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement ( exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the a dviser)) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Core S Fund Toews Hedged Core S Fund Class	127	431	756	1,677

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in: (1) exchange traded funds (“ETFs”) that primarily invest in small and mid-cap common stock, (2) small and mid-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents. The Fund defines small and mid-cap common stock securities as those securities included in the S&P Small-Cap 600 Index, S&P Small-Cap 600 Growth Index, Russell 2000 Index, Russell 2000 Growth Index, MSCI US Small-Cap Growth Index, S&P Mid-Cap 400 Index, and securities of other broad-based US small and mid-cap stock indices.

The adviser employs what it defines as a “hedging” strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US small and mid-cap stock indices. The Fund’s level of economic exposure will range from 0% to 125% of the adviser’s expected total return of said indices. The adviser also may use a “representative sampling” indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the US small and mid-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of small and mid-cap equity markets. The adviser monitors, including monitoring price movements and momentum, emerging markets in an effort to identify the proper weighting of the Fund’s portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the broad-based US small and mid-cap stock indices. The adviser’s decision to buy or sell a Fund holding will be made based on current market conditions and the adviser’s determination of the appropriate exposure level to said indices. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Derivatives Risk: The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Hedging Risk: When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Non-Diversified Risk: As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Small-Cap and Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	12.27%
Worst Quarter:	3rd Quarter 2011	(12.12)%
The total return for Fund shares from January 1, 2014 to June 30, 2014 was 4.02%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Toews Hedged Core S Fund	Label	One Year	Since Inception	Inception Date
Toews Hedged Core S Fund Class	Return before taxes	32.50%	9.77%	Jun. 04, 2010
Toews Hedged Core S Fund Class Return after taxes on distributions		27.82%	8.02%
Toews Hedged Core S Fund Class Return after taxes on distributions and sale of Fund shares		20.34%	7.30%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses, or taxes)		38.82%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Russell 2000 Total Return Index measures the performance of the small–cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Toews Hedged Growth Allocation Fund
FUND SUMMARY: TOEWS HEDGED GROWTH ALLOCATION FUND
Investment Objectives:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Growth Allocation Fund Toews Hedged Growth Allocation Fund Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Toews Hedged Growth Allocation Fund Toews Hedged Growth Allocation Fund Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.45%
Acquired Fund Fees and Expenses	[1]	0.11%
Total Annual Fund Operating Expenses		1.56%
Fee Waiver and/or Reimbursement	[2]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.36%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the a dviser)) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Growth Allocation Fund Toews Hedged Growth Allocation Fund Class	138	473	831	1,839

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in: (1) exchange traded funds (“ETFs”) that invest primarily in U.S. and foreign common stocks of any capitalization and U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (2) U.S. and foreign common stocks of any capitalization, (3) U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (4) derivative instruments, including total return swaps or credit default swaps, and (5) U.S. or foreign cash equivalents using the adviser’s “Growth Allocation” strategy. The use of “Growth” in both the Fund’s name and the strategy’s name refers to the primary investment objective of long-term growth of capital rather than a strategy of investing in relatively high growth companies.

The adviser’s Growth Allocation strategy allocates assets among the following sub-strategies: (1) Hedged International Developed Equities, (2) Hedged High Yield Bond, (3) Hedged Large-Cap (4) Hedged Mid-Cap and (5) Hedged Small-Cap. Each sub-strategy seeks to capture returns representative of broad-based securities market indices or securities suggested by the sub-strategy’s name. The Fund’s level of economic exposure will range from 0% to 125% of the adviser’s expected total return of each sub-strategy index. The Fund defines the returns of the MSCI EAFE Index (composed of equities from 21 non-U.S. economically developed countries) as representative of the returns sought under the Hedged International Developed Equities sub-strategy. The Fund defines the returns of high-yield debt instruments (those rated lower than Baa3 by Moody’s or lower than BBB- by S&P) as representative of the returns sought under the Hedged High Yield Bond sub-strategy. The Fund defines the returns of the S&P 500 Index as representative of the returns sought under the Hedged Large-Cap sub-strategy. The Fund defines the returns of the S&P Mid-Cap 400 Index as representative of the returns sought under the Hedged Mid-Cap sub-strategy. The Fund defines the returns of the S&P Small-Cap 600 Index as representative of the returns sought under the Hedged Small-Cap sub-strategy.

The adviser anticipates its Growth Allocation strategy, which determines asset allocation based upon an analysis of long-term historical returns and volatility of various asset classes, will produce asset allocation ranges as follows:

Sub-Strategy Asset Class	Allocation Target	Allocation Range
Hedged International Developed Equities	30%	0% to 50%
Hedged High Yield Bond	20%	0% to 50%
Hedged Large-Cap Equities	20%	0% to 40%
Hedged Mid-Cap Equities	15%	0% to 30%
Hedged Small-Cap Equities	15%	0% to 30%

Each sub-strategy will be hedged (or sold outright to a cash equivalent) independently of the others. This means the Fund may not be completely hedged or allocated at any one time and the Fund may maintain a position in one or more asset class and/or style position while being a defensive position for one or more others. Other than a cash equivalent, one asset class and/or style position will not dominate the total allocation of the Fund; however, the adviser may leverage each asset class and/or style position slightly. Generally, the allocation will not be rebalanced until ending a defensive position. However, the adviser may from time to time rebalance to the Fund to targets based on the adviser’s discretion.

Up to 50% of the Fund’s assets may be invested in high yield debt instruments. Additionally, the Fund’s entire high yield debt allocation may be in securities rated below Caa3 by Moody’s or CCC- by S&P or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps or total return swaps.

The adviser employs what it defines as a “hedging” strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US and foreign stock indices and fixed income markets. The Fund’s level of economic exposure will range from 0% to 125% of the adviser’s expected total return of said indices and markets. The adviser also may use a “representative sampling” indexing strategy to manage the Fund. This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US and foreign stock indices and, with respect to the high-yield bond segments of the portfolio, the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis of U.S. and foreign equity and fixed-income (including high yield bond) markets. The adviser monitors, including monitoring price movements and momentum of, said markets, in an effort to identify the proper weighting of the Fund’s portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the broad-based U.S. and foreign stock indices and fixed-income (including high-yield bond) markets. The adviser’s decision to buy or sell the Fund holding will be made based on current market conditions and the adviser’s determination of the appropriate exposure level to said indices/markets. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Below-Investment Grade Securities Risk: High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

• Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

• Derivatives Risk: The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, including total return swaps or credit default swaps, which can be riskier than traditional investments because they involve leverage risk, tracking risk, may be illiquid, and may suffer counterparty default. There is a risk that adverse price movements in a swap instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited).

• Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Foreign Risk: The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Hedging Risk: When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Interest Rate Risk: When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

• Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The ability of the Fund to meet its investment objective is directly related to the adviser’s investment model. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Non-Diversified Risk: As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Small-Cap and Mid-Cap Risk: Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	9.49%
Worst Quarter:	3rd Quarter 2011	(7.80)%
The total return for Fund shares from January 1, 2014 to June 30, 2014 was 2.26%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Toews Hedged Growth Allocation Fund	Label	One Year	Since Inception	Inception Date
Toews Hedged Growth Allocation Fund Class	Return before taxes	21.16%	5.54%	Jun. 04, 2010
Toews Hedged Growth Allocation Fund Class Return after taxes on distributions		20.85%	4.47%
Toews Hedged Growth Allocation Fund Class Return after taxes on distributions and sale of Fund shares		12.12%	3.93%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)		32.39%	18.16%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The S&P 500 Total Return Index is an unmanaged market capitalization–weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Toews Unconstrained Income Fund
FUND SUMMARY: TOEWS UNCONSTRAINED INCOME FUND
Investment Objectives:
The Fund seeks to provide income and long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Unconstrained Income Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Toews Unconstrained Income Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.44%
Acquired Fund Fees and Expenses	[2]	0.36%
Total Annual Fund Operating Expenses		1.80%
Fee Waiver and/or Reimbursement	[3]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[3]	1.61%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses); or (vii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the a dviser)) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Unconstrained Income Fund	164	548	957	2,100

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund will invest primarily in income-producing securities. The Fund’s adviser seeks to achieve the Fund’s primary investment objective by investing in: (1) exchange traded funds and open-end investment companies (“Underlying Funds”) that primarily invest in or are otherwise exposed to domestic or foreign debt instruments, including developed or emerging market high-yield debt instruments; (2) derivative instruments, including futures contracts, forward contracts, total return swaps and credit default swaps; (3) U.S. or foreign fixed-income securities, including developed or emerging market fixed income securities (of any rating and varying maturities), structured notes and exchange traded notes (“ETNs”); (4) preferred stocks; and (5) mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities; collateralized mortgage obligations; mortgage-backed securities; asset-backed securities; senior, subordinated and junior subordinated mortgage notes and mortgage dollar rolls). The Fund may invest in mortgage-related fixed income instruments indirectly through special purpose vehicles, such as limited liability companies, that invest in mortgage-related fixed income instruments. The Fund may also invest a portion of its assets in private placement offerings, including mortgage-related fixed income instruments, which may be illiquid. The Fund’s secondary objective is to limit risk during unfavorable market conditions, and when the adviser determines such conditions exist, the Fund will take a defensive position and/or be allocated 100% to U.S. Treasuries or short-term fixed income securities, U.S. or foreign cash or cash equivalents.

The Fund may invest in either U.S. or foreign securities or issuers, without limitation with respect to the amount or type of foreign security and these investments may include securities of issuers in developed or emerging markets.

The Fund may invest in both investment-grade fixed income securities and high yield fixed income securities (“junk bonds”). The Fund defines high-yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P (below investment grade). Up to 100% of the Fund’s assets may be invested in instruments generally rated below Caa3 by Moody’s or CCC- by S&P or derivatives of such instruments. The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.

The adviser employs a tactical strategy and may hedge or sell outright any or all of the securities in the Fund. The Fund may employ leverage. The adviser may also use a “representative sampling” strategy to manage the Fund, which involves investing in a representative sample of securities that collectively has an investment profile the adviser believes are similar to that of the fixed income markets as a whole.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The adviser may engage in active and frequent trading to achieve the Fund’s investment objectives.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Below-Investment Grade Securities Risk: High-yield, high-risk fixed income securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

• Credit Default Swap Risk: Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

• Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

• Derivative Risk: Even a small investment in derivatives (which include options, futures, swap contracts such as total return swaps or credit default swaps and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell security or otherwise exit the contract in a timely manner).

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETN Risk: ETNs are subject to the equivalent of investment advisory fee and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in securities. In addition to issuer risk, each ETN is subject to other specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Risk: The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Futures Risk: The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Hedging Risk: When the adviser believes market conditions are unfavorable, the adviser may attempt to “hedge” with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

• Interest Rate Risk: When the Fund invests in fixed income securities or in Underlying Funds that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

• Issuer Risk: Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund’s portfolio. The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The ability of the Fund to meet its investment objectives is directly related to the adviser’s investment model. The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.

• Market Risk: Securities prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Mortgage-Backed, Asset-Backed and Mortgage-Related Instruments Risk: The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed and mortgage-related securities are susceptible to fluctuations in value due to changes in interest rates, are subject to risks associated with the credit quality of the underlying mortgage borrowers, and maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates. Subordinated mortgage-related instruments are considered speculative, subject to liquidity risk and severe losses in the event of default by a borrower.

• Non-Diversified Risk: As a non-diversified fund, the Fund’s portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund’s share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

• Portfolio Turnover Risk: Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.

• Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• Private Placement Risks: The Fund may invest in private placement offerings of investment funds or unregistered securities, including mortgage-related fixed income instruments. Certain investment instruments and techniques that a private fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a private fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more private funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. In addition, interests in any private placement may also be illiquid.

• Real Estate Risk: An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the Fund’s investments may be affected by the value of the real estate owned by the REITs in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to increased interest rate and credit risk.

• Short Selling and Short Position Risk: The Fund will engage in short selling and short position derivative activities, which are significantly different from the investment activities commonly associated with conservative stock or bond funds. Positions in shorted securities and derivatives are speculative and more risky than “long” positions (purchases) because the cost of the replacement security or derivative is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

• Tax Inefficiency: The adviser expects that most of the gains generated by the Fund will be categorized as short-term capital gains which will be subject to higher tax rates than long-term capital gains. Given the potential tax-inefficiency of the Fund, investors should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

• Underlying Fund Risk: Underlying Funds, including ETFs and other investment companies, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in securities. Each Underlying Funds is subject to specific risks, depending on its investments.

Performance:

Because the Fund does not yet have a full calendar of investment operations, no performance information is available for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.